Consolidated statement of income (Parenthetical) - EUR (€) € in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Interest and similar income based on effective interest rate method	€ 8.1	€ 8.1	€ 15.9	€ 16.6